Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 43	$ 112
Common stock, par value (usd per share)	$ 0.04	$ 0.04
Common stock, shares authorized (shares)	240,000,000	240,000,000
Common stock, shares issued (shares)	10,103,525	5,201,733
Common stock, shares outstanding (shares)	10,103,525	5,201,107
Treasury stock (shares)	0	626